Operating Leases (FY) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / ft² ft²	Dec. 31, 2022 USD ($) $ / ft² ft²	Dec. 31, 2021 USD ($)
Operating Leases [Abstract]
Area of property leased under operating lease | ft²	23,000	23,000
Monthly rent and common area maintenance charges	$ 32	$ 31
Annual base rent (per square foot) | $ / ft²	10.5	10.5
Cost Components of Operating Leases [Abstract]
Operating lease cost		$ 238	$ 219
Variable lease cost		127	123
Total		365	$ 342
Maturities of Lease Liability [Abstract]
2023		249
2024		257
2025		264
2026		272
2027		69
Total lease payments		1,111
Less: Interest		(155)
Present value of lease liability		$ 956
Remaining lease term		4 years 3 months	5 years 3 months
Discount rate		6.25%	7.50%
Operating cash outflows from operating lease		$ 238	$ 219
Minimum [Member]
Operating Leases [Abstract]
Annual increase per square foot (in dollars per square foot) | $ / ft²	0.32	0.32
Maximum [Member]
Operating Leases [Abstract]
Annual increase per square foot (in dollars per square foot) | $ / ft²	0.34	0.34